Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,537,549	¥ 9,959,932	¥ 13,852,725
Restricted cash	14,819	95,997	413,010
Short-term investments	8,948,909	57,969,242	42,698,831
Accounts receivable, net of allowance of RMB93,877 and RMB189,563 (US$29,263) for 2014 and 2015, respectively	606,263	3,927,256	3,664,447
Amounts due from related parties	299,571	1,940,559	50
Other current assets, net	670,084	4,340,677	3,407,427
Total current assets	12,077,195	78,233,663	64,036,490
Non-current assets:
Fixed assets, net	1,640,546	10,627,127	8,705,364
Intangible assets, net	514,776	3,334,619	3,574,359
Goodwill	2,376,667	15,395,573	17,418,895
Long-term investments, net	5,859,797	37,958,591	3,544,923
Deferred tax assets, net	155,635	1,008,174	944,079
Amounts due from related parties	1,501	9,725	0
Other non-current assets	198,499	1,285,836	893,952
Total non-current assets	10,747,421	69,619,645	35,081,572
Total assets	22,824,616	147,853,308	99,118,062
Current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB9,813,366 and RMB14,739,528 (US$2,275,391) as of December 31, 2014 and 2015, respectively):
Short-term loans	15,437	100,000	93,000
Accounts payable and accrued liabilities	2,754,051	17,840,192	12,964,893
Customer advances and deposits	836,739	5,420,230	4,296,440
Deferred revenue	57,994	375,672	164,809
Deferred income	86,427	559,855	518,543
Long-term loans, current portion	150,486	974,820	2,167,405
Amounts due to related parties	121,329	785,945	8,385
Capital lease obligation	7,115	46,088	57,346
Total current liabilities	4,029,578	26,102,802	20,270,821
Non-current liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiaries of RMB781,835 and RMB2,718,124 (US$419,606) as of December 31, 2014 and 2015, respectively):
Deferred income	2,688	17,413	39,626
Long-term loans	500,120	3,239,676	1,860,000
Notes payable	4,739,590	30,702,116	21,556,782
Deferred tax liabilities	531,245	3,441,290	1,143,821
Amounts due to related parties	0	0	8
Capital lease obligation	1,302	8,435	50,079
Other non-current liabilities	19,429	125,860	144,542
Total non-current liabilities	5,794,374	37,534,790	24,794,858
Total	$ 9,823,952	¥ 63,637,592	¥ 45,065,679
Commitments and contingencies
Redeemable noncontrolling interests	$ 609,447	¥ 3,947,879	¥ 1,894,502
Equity
Additional paid-in capital	988,352	6,402,349	3,650,601
Retained earnings	11,525,418	74,659,355	47,701,326
Accumulated other comprehensive income	(124,434)	(806,056)	(279,518)
Total Baidu, Inc. shareholders' equity	12,389,338	80,255,663	51,072,424
Noncontrolling interests	1,879	12,174	1,085,457
Total equity	12,391,217	80,267,837	52,157,881
Total liabilities, redeemable noncontrolling interests and equity	22,824,616	147,853,308	99,118,062
Class A Ordinary Shares
Equity
Ordinary shares, value	2	12	12
Class B Ordinary Shares
Equity
Ordinary shares, value	$ 0	¥ 3	¥ 3